Annual
Report

GRAPHIC
OMITTED

SEPTEMBER 30, 2002




FRANKLIN RISING DIVIDENDS FUND



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FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING
YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.




[PHOTO OMITTED]
WILLIAM J. LIPPMAN
PRESIDENT
FRANKLIN RISING DIVIDENDS FUND
A SERIES OF FRANKLIN MANAGED TRUST

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


SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN RISING DIVIDENDS FUND SEEKS LONG-TERM CAPITAL APPRECIATION. PRESERVATION OF CAPITAL IS ALSO AN IMPORTANT CONSIDERATION. THE FUND INVESTS IN THE EQUITY SECURITIES OF COMPANIES THAT HAVE PAID CONSISTENTLY RISING DIVIDENDS OVER THE PAST 10 YEARS.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this annual report for Franklin Rising Dividends Fund, which covers the fiscal year ended September 30, 2002.


ECONOMIC OVERVIEW
During the 12 months under review, the U.S. economy grew modestly following 2001's recession, as declining interest rates stimulated economic activity. Lower mortgage rates led to a significant surge in mortgage refinancings, especially late in the reporting period, contributing to solid consumer spending. Another important part of the economic landscape over the past year was the apparent ending of inventory reductions. Inventory levels at the end of June 2002 were little changed from March after several quarters of sharp cutbacks, perhaps leaving an eventual restocking of inventories ahead of us. Inflation remained almost nonexistent and productivity improvements were exceptional. In our opinion, these developments all bode well for future economic growth.

Despite the improving economy, most major stock market indexes fell during the year ended September 30, 2002. As is

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

CONTENTS

Shareholder Letter ................    1

Performance Summary ...............    6

Financial Highlights &
Statement of Investments ..........   10

Financial Statements ..............   16

Notes to
Financial Statements ..............   20

Independent
Auditors' Report ..................   24

Tax Designation ...................   25

Board Members
and Officers ......................   26



[GRAPHIC OMITTED]
FUND CATEGORY
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:

FUND CATEGORY
Global
Growth
Growth & Income
Income Tax-Free Income
typical in economic recoveries, smaller stocks outperformed larger stocks. For example, the Standard & Poor's (S&P) 600 Small-Cap Index declined 1.79% for the period, while the S&P 500 Composite Index (S&P 500) fell 20.47% for the same period.(1) In our opinion, several reasons account for the poor stock market returns during this period despite the moderate economic recovery and very low interest rates. Corporate earnings growth was much more muted than many forecasters expected, and earnings estimates are now being cut sharply for the second half of 2002. In addition, and perhaps more importantly, investors are concerned about the uncertainty created by geopolitical developments this year. These types of risks are difficult to quantify; therefore, equity markets tend to anticipate a worst-case scenario. Within this environment, Franklin Rising Dividends Fund - Class A delivered +4.27% cumulative total return for the 12-month period ended September 30, 2002, as shown in the Performance Summary beginning on page 6. In comparison, the Fund's benchmark, the Russell Midcap(R) Value Index, posted a 5.46% loss for the same period.(2)


PORTFOLIO NOTES
Our investment strategy is based on our belief that companies with consistently rising dividends should, over time, also realize appreciation in their stock prices. We select portfolio securities based on several criteria. To be eligible for purchase, stocks must pass certain investment screening procedures, requiring consistent and substantial dividend increases, strong balance sheets



1. Source: Standard & Poor's Micropal. The S&P 600 Small-Cap Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.
2. Source: Standard & Poor's Micropal. The unmanaged
Russell Midcap Value Index is market capitalization-weighted and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
2
and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.

Sales of the Fund's shares increased significantly during the period. As a result, we were able to initiate or add to a number of different positions. The largest increases were Roper Industries, General Electric, Fannie Mae and American International Group. Roper is a small-cap diversified industrial company with a track record of generating cash from its portfolio of businesses and reinvesting it in growth opportunities. The company has increased its dividend every year since it reemerged as a public company in 1992. General Electric is a large, well-known company that for the first time in many years fell out of favor with investors. Despite a variety of issues impacting the company, we believe it remains exceptionally well-run and has many market-leading businesses. General Electric has increased its dividend for each of the past 26 years. Recently, Fannie Mae's stock price came under pressure as investors worried about the impact that the surge in mortgage prepayments might have on the company despite its success in managing through many different interest rate cycles in the past. Fannie Mae has 16 years of dividend increases. American International Group apparently fell out of favor with investors as a result of having a relatively complex group of global financial services businesses. In our opinion, however, it is just this diversity and global reach that make American International Group such a compelling company, enabling it to increase its dividend in each of the past 20 years. General Electric, Fannie Mae and American International Group were some of the Fund's poorest performing holdings during the year under review, negatively affected not only by specific issues that concerned investors, but also by the broad-based liquidation of S&P 500 stocks during the reporting period.



TOP 10 EQUITY HOLDINGS
9/30/02

COMPANY                        % OF TOTAL
SECTOR/INDUSTRY                NET ASSETS
--------------------------------------------------------------------------------

Roper Industries Inc.              4.6%
PRODUCER MANUFACTURING

Alberto-Culver Co., A              4.5%
CONSUMER NON-DURABLES

Family Dollar Stores Inc.          4.2%
RETAIL TRADE

Washington Mutual Inc.             4.1%
FINANCE

Superior Industries
International Inc.                 4.0%
PRODUCER MANUFACTURING

Diebold Inc.                       4.0%
ELECTRONIC TECHNOLOGY

American International
Group Inc.                         4.0%
MULTI-LINE INSURANCE

Fannie Mae                         3.9%
GOVERNMENT SPONSORED
CORPORATION

General Electric Co.               3.9%
PRODUCER MANUFACTURING

Reynolds & Reynolds Co., A         3.6%
TECHNOLOGY SERVICES

Three companies that we highlighted in the most recent semiannual report, Alberto-Culver, Teleflex and Superior Industries, proved to be strong contributors to the Fund's positive total return during the fiscal year ended September 30, 2002. The stocks of four other companies, RLI, Lancaster Colony, Myers Industries and Carlisle Companies, also performed well during the period. RLI is a beneficiary of the improving market for property and casualty insurance products. Although a small-cap company, RLI has consistently reported profits from insurance underwriting, a claim that most of its larger competitors were unable to make, and the company increased its dividend for the 27th consecutive year. Lancaster is led by its strongly performing specialty food segment, which grew to over 50% of total corporate sales during the period, and investors apparently have begun to value the company more in line with other food companies. Lancaster has 39 years of dividend increases. Myers Industries manufactures plastic and rubber products for a variety of end markets. The company has generated solid cash flow and as a result has meaningfully reduced its outstanding debt. Myers has also increased its dividend for 27 years in a row. Carlisle is a diversified manufacturer of construction materials and transportation products, as well as general industrial products, and has 26 years of dividend increases.

Notable year-over-year dividend increases during the year ended September 30, 2002, came from Superior Industries International (+14%), National Commerce Financial (+13%), Donaldson Company (+13%), Mercury General (+13%) and RLI Corp. (+13%).

As shown in the table in page 3, our 10 largest positions on September 30, 2002, comprised 40.8% of the Fund's total net assets. It is interesting to note how these 10 companies would, in the aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these

10 companies have raised their dividends 20 years in a row and by 323% in the last 10 years. Their most recent dividend increases averaged 9.6%, for a yield of 1.7% on September 30, 2002, and a dividend payout ratio of 22%. Long-term debt averaged 12% of capitalization, and the average price/earnings ratio was 15 on calendar year 2002 estimates. It is our opinion that these companies are representative of the portfolio's fundamentally high quality. We also believe that, over the long term, companies that increase cash payments to shareholders, year after year, will be superior builders of wealth.

Sincerely,

/S/ SIGNATURE
William J. Lippman
President

/S/ SIGNATURE
Donald G. Taylor
Senior Portfolio Manager

Franklin Rising Dividends Fund


--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301.
AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS
ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 9/30/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         9/30/02   9/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.16         $22.87    $22.71
DISTRIBUTIONS (10/1/01-9/30/02)
Dividend Income                $0.1124
Short-Term Capital Gain        $0.0029
Long-Term Capital Gain         $0.7257
                               -------
      Total                    $0.8410


CLASS B                        CHANGE         9/30/02   9/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.13         $22.75    $22.62
DISTRIBUTIONS (10/1/01-9/30/02)
Dividend Income                $0.0230
Short-Term Capital Gain        $0.0029
Long-Term Capital Gain         $0.7257
                               -------
      Total                    $0.7516


CLASS C                        CHANGE         9/30/02   9/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.12         $22.72    $22.60
DISTRIBUTIONS (10/1/01-9/30/02)
Dividend Income                $0.0188
Short-Term Capital Gain        $0.0029
Long-Term Capital Gain         $0.7257
                               -------
      Total                    $0.7474


CLASS R                        CHANGE         9/30/02   1/1/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$1.83         $22.84    $24.67
DISTRIBUTIONS (1/1/02-9/30/02)
Dividend Income                $0.0884

Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of 72.57 cents ($0.7257) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.

PERFORMANCE



CLASS A                                      1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   +4.27%       +20.94%       +143.33%
Average Annual Total Return(2)               -1.74%        +2.66%         +8.65%
Value of $10,000 Investment(3)               $9,826       $11,400        $22,932


                                                                       INCEPTION
CLASS B                                      1-YEAR        3-YEAR       (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   +3.78%       +20.88%         +9.54%
Average Annual Total Return(2)               -0.22%        +5.64%         +1.73%
Value of $10,000 Investment(3)               $9,978       $11,788        $10,664


                                                                       INCEPTION
CLASS C                                      1-YEAR        5-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   +3.72%       +17.78%       +123.25%
Average Annual Total Return(2)               +1.68%        +3.12%        +11.28%
Value of $10,000 Investment(3)              $10,168       $11,661        $22,096


                                                                       INCEPTION
CLASS R                                                                 (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                                -7.10%
Aggregate Total Return(4)                                                 -8.03%
Value of $10,000 Investment(3)                                            $9,197

--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

                                                                               7
Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT
TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CPI, CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.

APPENDIX DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO
ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph compares the performance of Franklin Rising Dividends Fund - Class A with that of the Russell Midcap Value Index(5) and the CPI(5) based on a $10,000 investment from 10/1/92 to 9/30/02.

 NOTE: FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGES.
----------------------------------------------------------

                    FRANKLIN RISING  RUSSELL
                     DIVIDENDS FUND   MIDCAP
 DATE                 - CLASS A    VALUE INDEX      CPI
----------------------------------------------------------
10/1/92                   $9,424     $10,000      $10,000
10/31/92                  $9,535     $10,209      $10,035
11/30/92                  $9,841     $10,639      $10,049
12/31/92                  $9,948     $10,978      $10,042
1/31/93                   $9,850     $11,256      $10,091
2/28/93                   $9,702     $11,499      $10,127
3/31/93                   $9,779     $11,898      $10,162
4/30/93                   $9,433     $11,689      $10,190
5/31/93                   $9,550     $11,952      $10,205
6/30/93                   $9,442     $12,200      $10,219
7/31/93                   $9,449     $12,334      $10,219
8/31/93                   $9,604     $12,755      $10,248
9/30/93                   $9,607     $12,722      $10,269
10/31/93                  $9,744     $12,578      $10,311
11/30/93                  $9,495     $12,288      $10,318
12/31/93                  $9,601     $12,693      $10,318
1/31/94                   $9,732     $13,062      $10,346
2/28/94                   $9,376     $12,830      $10,381
3/31/94                   $8,918     $12,333      $10,417
4/30/94                   $8,930     $12,515      $10,431
5/31/94                   $9,049     $12,531      $10,439
6/30/94                   $9,030     $12,300      $10,474
7/31/94                   $9,112     $12,792      $10,502
8/31/94                   $9,503     $13,267      $10,544
9/30/94                   $9,282     $12,852      $10,573
10/31/94                  $9,244     $12,840      $10,580
11/30/94                  $9,016     $12,274      $10,594
12/31/94                  $9,104     $12,422      $10,594
1/31/95                   $9,340     $12,773      $10,636
2/28/95                   $9,620     $13,418      $10,679
3/31/95                   $9,828     $13,670      $10,714
4/30/95                   $9,899     $13,960      $10,750
5/31/95                  $10,257     $14,521      $10,771
6/30/95                  $10,369     $14,856      $10,793
7/31/95                  $10,620     $15,375      $10,793
8/31/95                  $10,787     $15,676      $10,821
9/30/95                  $11,167     $16,035      $10,842
10/31/95                 $11,064     $15,723      $10,878
11/30/95                 $11,632     $16,583      $10,870
12/31/95                 $11,858     $16,763      $10,863
1/31/96                  $12,098     $17,171      $10,927
2/29/96                  $12,248     $17,334      $10,962
3/31/96                  $12,221     $17,700      $11,019
4/30/96                  $12,176     $17,850      $11,062
5/31/96                  $12,521     $18,021      $11,083
6/30/96                  $12,646     $18,041      $11,090
7/31/96                  $12,240     $17,182      $11,111
8/31/96                  $12,522     $17,904      $11,132
9/30/96                  $13,159     $18,561      $11,167
10/31/96                 $13,559     $19,049      $11,203
11/30/96                 $14,499     $20,246      $11,224
12/31/96                 $14,635     $20,161      $11,224
1/31/97                  $14,922     $20,794      $11,260
2/28/97                  $15,328     $21,145      $11,295
3/31/97                  $14,850     $20,502      $11,323
4/30/97                  $15,222     $21,019      $11,337
5/31/97                  $16,380     $22,257      $11,330
6/30/97                  $16,962     $23,083      $11,344
7/31/97                  $18,411     $24,795      $11,357
8/31/97                  $18,031     $24,505      $11,379
9/30/97                  $18,961     $26,025      $11,407
10/31/97                 $18,497     $25,234      $11,436
11/30/97                 $18,940     $26,084      $11,429
12/31/97                 $19,370     $27,083      $11,415
1/31/98                  $19,282     $26,558      $11,437
2/28/98                  $20,815     $28,332      $11,459
3/31/98                  $21,388     $29,791      $11,481
4/30/98                  $21,300     $29,624      $11,501
5/31/98                  $20,485     $28,934      $11,522
6/30/98                  $20,213     $29,026      $11,536
7/31/98                  $19,526     $27,555      $11,550
8/31/98                  $16,425     $23,680      $11,564
9/30/98                  $17,245     $25,063      $11,577
10/31/98                 $19,071     $26,687      $11,605
11/30/98                 $19,760     $27,624      $11,605
12/31/98                 $20,537     $28,464      $11,598
1/31/99                  $19,455     $27,801      $11,626
2/28/99                  $18,766     $27,189      $11,640
3/31/99                  $18,646     $27,578      $11,675
4/30/99                  $20,089     $30,190      $11,760
5/31/99                  $20,299     $30,316      $11,760
6/30/99                  $21,034     $30,662      $11,760
7/31/99                  $20,693     $29,895      $11,795
8/31/99                  $19,825     $28,861      $11,824
9/30/99                  $18,675     $27,401      $11,881
10/31/99                 $18,841     $28,209      $11,902
11/30/99                 $18,613     $27,693      $11,909
12/31/99                 $18,425     $28,435      $11,909
1/31/00                  $17,547     $26,734      $11,945
2/29/00                  $17,489     $25,617      $12,015
3/31/00                  $18,984     $28,722      $12,114
4/30/00                  $18,898     $28,837      $12,121
5/31/00                  $19,213     $29,333      $12,136
6/30/00                  $18,164     $28,239      $12,199
7/31/00                  $17,992     $28,899      $12,227
8/31/00                  $19,036     $30,671      $12,227
9/30/00                  $19,225     $30,965      $12,290
10/31/00                 $19,695     $31,554      $12,311
11/30/00                 $20,012     $31,143      $12,319
12/31/00                 $21,922     $33,890      $12,311
1/31/01                  $22,298     $33,768      $12,389
2/28/01                  $22,182     $33,626      $12,438
3/31/01                  $21,776     $32,695      $12,467
4/30/01                  $22,876     $34,493      $12,517
5/31/01                  $23,687     $35,473      $12,573
6/30/01                  $23,745     $35,001      $12,594
7/31/01                  $24,238     $34,861      $12,559
8/31/01                  $24,093     $34,223      $12,559
9/30/01                  $21,993     $30,958      $12,616
10/31/01                 $22,332     $31,122      $12,573
11/30/01                 $23,881     $33,301      $12,551
12/31/01                 $24,796     $34,683      $12,503
1/31/02                  $25,366     $35,033      $12,531
2/28/02                  $26,006     $35,601      $12,580
3/31/02                  $27,312     $37,420      $12,651
4/30/02                  $27,652     $37,394      $12,721
5/31/02                  $27,482     $37,338      $12,721
6/30/02                  $26,505     $35,672      $12,729
7/31/02                  $24,812     $32,180      $12,743
8/31/02                  $25,173     $32,553      $12,785
9/30/02                  $22,932     $29,265      $12,807



The following line graph compares the performance of Franklin Rising Dividends Fund - Class B with that of the Russell Midcap Value Index(5) and the CPI(5) based on a $10,000 investment from 1/1/99 to 9/30/02.




NOTE: FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGES.
----------------------------------------------------------

                    FRANKLIN RISING  RUSSELL
                     DIVIDENDS FUND   MIDCAP
 DATE                 - CLASS B    VALUE INDEX      CPI
----------------------------------------------------------
 1/1/99                 $10,000      $10,000      $10,000
 1/31/99                 $9,473       $9,767      $10,024
 2/28/99                 $9,133       $9,552      $10,036
 3/31/99                 $9,075       $9,689      $10,066
 4/30/99                 $9,774      $10,606      $10,140
 5/31/99                 $9,867      $10,651      $10,140
 6/30/99                $10,222      $10,772      $10,140
 7/31/99                $10,051      $10,503      $10,170
 8/31/99                 $9,625      $10,140      $10,194
 9/30/99                 $9,063       $9,626      $10,243
10/31/99                 $9,140       $9,910      $10,262
11/30/99                 $9,024       $9,729      $10,268
12/31/99                 $8,930       $9,990      $10,268
 1/31/00                 $8,498       $9,392      $10,299
 2/29/00                 $8,471       $9,000      $10,360
 3/31/00                 $9,194      $10,091      $10,444
 4/30/00                 $9,147      $10,131      $10,451
 5/31/00                 $9,291      $10,305      $10,463
 6/30/00                 $8,780       $9,921      $10,518
 7/31/00                 $8,692      $10,153      $10,542
 8/31/00                 $9,194      $10,775      $10,542
 9/30/00                 $9,278      $10,879      $10,597
10/31/00                 $9,506      $11,085      $10,615
11/30/00                 $9,650      $10,941      $10,621
12/31/00                $10,570      $11,906      $10,615
 1/31/01                $10,747      $11,864      $10,682
 2/28/01                $10,682      $11,814      $10,724
 3/31/01                $10,481      $11,486      $10,749
 4/30/01                $11,008      $12,118      $10,792
 5/31/01                $11,390      $12,462      $10,841
 6/30/01                $11,416      $12,297      $10,859
 7/31/01                $11,644      $12,247      $10,829
 8/31/01                $11,574      $12,023      $10,829
 9/30/01                $10,556      $10,876      $10,877
10/31/01                $10,720      $10,934      $10,840
11/30/01                $11,452      $11,699      $10,822
12/31/01                $11,894      $12,185      $10,780
 1/31/02                $12,159      $12,308      $10,804
 2/28/02                $12,457      $12,507      $10,847
 3/31/02                $13,083      $13,146      $10,907
 4/30/02                $13,237      $13,137      $10,968
 5/31/02                $13,146      $13,118      $10,968
 6/30/02                $12,679      $12,532      $10,975
 7/31/02                $11,860      $11,306      $10,987
 8/31/02                $12,029      $11,437      $11,023
 9/30/02                $10,664      $10,282      $11,042




AVERAGE ANNUAL TOTAL RETURN

CLASS A              9/30/02
----------------------------
1-Year                -1.74%
5-Year                +2.66%
10-Year               +8.65%

AVERAGE ANNUAL TOTAL RETURN

CLASS B              9/30/02
----------------------------
1-Year                -0.22%
3-Year                +5.64%
Since Inception
(1/1/99)              +1.73%

Past performance does not guarantee future results.

The following line graph compares the performance of Franklin Rising Dividends Fund - Class C with that of the Russell Midcap Value Index(5) and the CPI(5) based on a $10,000 investment from 5/1/95 to 9/30/02.



 NOTE: FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGES.
----------------------------------------------------------
                    FRANKLIN RISING  RUSSELL
                     DIVIDENDS FUND   MIDCAP
 DATE                 - CLASS C    VALUE INDEX      CPI
----------------------------------------------------------
 5/1/95                  $9,897      $10,000     $10,000
5/31/95                 $10,282      $10,402     $10,020
6/30/95                 $10,390      $10,642     $10,040
7/31/95                 $10,635      $11,014     $10,040
8/31/95                 $10,796      $11,230     $10,066
9/30/95                 $11,169      $11,487     $10,086
10/31/95                $11,059      $11,263     $10,120
11/30/95                $11,622      $11,879     $10,112
12/31/95                $11,842      $12,008     $10,105
1/31/96                 $12,076      $12,300     $10,165
2/29/96                 $12,219      $12,417     $10,198
3/31/96                 $12,184      $12,679     $10,251
4/30/96                 $12,125      $12,787     $10,291
5/31/96                 $12,471      $12,909     $10,310
6/30/96                 $12,591      $12,924     $10,316
7/31/96                 $12,180      $12,308     $10,336
8/31/96                 $12,461      $12,825     $10,356
9/30/96                 $13,086      $13,296     $10,389
10/31/96                $13,479      $13,646     $10,422
11/30/96                $14,402      $14,503     $10,442
12/31/96                $14,533      $14,442     $10,442
1/31/97                 $14,818      $14,895     $10,475
2/28/97                 $15,209      $15,147     $10,508
3/31/97                 $14,735      $14,687     $10,534
4/30/97                 $15,090      $15,057     $10,547
5/31/97                 $16,235      $15,944     $10,540
6/30/97                 $16,809      $16,535     $10,553
7/31/97                 $18,228      $17,762     $10,565
8/31/97                 $17,850      $17,554     $10,586
9/30/97                 $18,761      $18,643     $10,612
10/31/97                $18,293      $18,076     $10,639
11/30/97                $18,719      $18,685     $10,632
12/31/97                $19,143      $19,401     $10,619
1/31/98                 $19,048      $19,024     $10,640
2/28/98                 $20,552      $20,295     $10,660
3/31/98                 $21,114      $21,340     $10,680
4/30/98                 $21,019      $21,221     $10,699
5/31/98                 $20,204      $20,726     $10,719
6/30/98                 $19,926      $20,793     $10,731
7/31/98                 $19,238      $19,738     $10,744
8/31/98                 $16,174      $16,963     $10,757
9/30/98                 $16,983      $17,954     $10,770
10/31/98                $18,764      $19,117     $10,796
11/30/98                $19,437      $19,788     $10,796
12/31/98                $20,188      $20,390     $10,789
1/31/99                 $19,120      $19,915     $10,815
2/28/99                 $18,439      $19,477     $10,828
3/31/99                 $18,312      $19,755     $10,861
4/30/99                 $19,718      $21,626     $10,940
5/31/99                 $19,908      $21,717     $10,940
6/30/99                 $20,622      $21,964     $10,940
7/31/99                 $20,277      $21,415     $10,973
8/31/99                 $19,422      $20,674     $10,999
9/30/99                 $18,289      $19,628     $11,052
10/31/99                $18,435      $20,207     $11,072
11/30/99                $18,202      $19,837     $11,079
12/31/99                $18,014      $20,369     $11,079
1/31/00                 $17,142      $19,151     $11,112
2/29/00                 $17,095      $18,350     $11,177
3/31/00                 $18,550      $20,575     $11,269
4/30/00                 $18,465      $20,657     $11,276
5/31/00                 $18,756      $21,012     $11,289
6/30/00                 $17,723      $20,228     $11,348
7/31/00                 $17,545      $20,702     $11,374
8/31/00                 $18,559      $21,971     $11,374
9/30/00                 $18,724      $22,182     $11,433
10/31/00                $19,175      $22,603     $11,453
11/30/00                $19,467      $22,309     $11,460
12/31/00                $21,324      $24,277     $11,453
1/31/01                 $21,682      $24,190     $11,525
2/28/01                 $21,550      $24,088     $11,571
3/31/01                 $21,155      $23,421     $11,598
4/30/01                 $22,209      $24,709     $11,644
5/31/01                 $22,981      $25,411     $11,696
6/30/01                 $23,027      $25,073     $11,716
7/31/01                 $23,498      $24,972     $11,683
8/31/01                 $23,348      $24,515     $11,683
9/30/01                 $21,304      $22,177     $11,736
10/31/01                $21,624      $22,294     $11,696
11/30/01                $23,104      $23,855     $11,676
12/31/01                $23,983      $24,845     $11,631
1/31/02                 $24,518      $25,096     $11,657
2/28/02                 $25,130      $25,502     $11,703
3/31/02                 $26,385      $26,805     $11,768
4/30/02                 $26,706      $26,787     $11,834
5/31/02                 $26,521      $26,746     $11,834
6/30/02                 $25,578      $25,553     $11,841
7/31/02                 $23,934      $23,052     $11,854
8/31/02                 $24,274      $23,319     $11,894
9/30/02                 $22,096      $20,964     $11,914

The following line graph compares the performance of Franklin Rising Dividends Fund - Class R with that of the Russell Midcap Value Index5 and the CPI5 based on a $10,000 investment from 1/1/02 to 9/30/02.



  NOTE: FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGES.
------------------------------------------------------------
                    FRANKLIN RISING    RUSSELL
                     DIVIDENDS FUND     MIDCAP
 DATE                 - CLASS R      VALUE INDEX      CPI
------------------------------------------------------------
 1/1/02                 $10,000        $10,000      $10,000
1/31/02                 $10,230        $10,101      $10,023
2/28/02                 $10,488        $10,265      $10,062
3/31/02                 $11,015        $10,789      $10,118
4/30/02                 $11,152        $10,782      $10,175
5/31/02                 $11,083        $10,765      $10,175
6/30/02                 $10,690        $10,285      $10,181
7/31/02                 $10,007         $9,278      $10,192
8/31/02                 $10,152         $9,386      $10,226
9/30/02                 $9,197          $8,438      $10,243






AVERAGE ANNUAL TOTAL RETURN

CLASS C              9/30/02
----------------------------
1-Year                +1.68%
5-Year                +3.12%
Since Inception
(5/1/95)             +11.28%

AGGREGATE TOTAL RETURN(4)

CLASS R              9/30/02
----------------------------
Since Inception
(1/1/02)              -8.03%

5. Source: Standard & Poor's Micropal. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Past performance does not guarantee future results.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights

                                                                                        CLASS A
                                                       ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                       ------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
                                                       ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........           $22.71          $20.02          $21.28          $21.53          $26.93
                                                       ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................              .13             .18             .16             .15             .13
 Net realized and unrealized
 gains (losses) .............................              .87            2.70             .40            1.76           (2.22)
                                                       ------------------------------------------------------------------------
Total from investment operations ............             1.00            2.88             .56            1.91           (2.09)
Less distributions from:
 Net investment income ......................             (.11)           (.19)           (.15)           (.17)           (.11)
 Net realized gains .........................             (.73)             --           (1.67)          (1.99)          (3.20)
                                                       ------------------------------------------------------------------------
Total distributions .........................             (.84)           (.19)          (1.82)          (2.16)          (3.31)
                                                       ------------------------------------------------------------------------
Net asset value, end of year ................           $22.87          $22.71          $20.02          $21.28          $21.53
                                                       ========================================================================

Total return(b) .............................            4.27%          14.40%           2.95%           8.29%         (9.05)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............         $502,150        $297,316        $261,571        $363,918        $407,336
Ratios to average net assets:
 Expenses ...................................            1.36%           1.45%           1.58%           1.43%           1.39%
 Net investment income ......................             .51%            .78%            .81%            .66%            .51%
Portfolio turnover rate .....................            5.67%          18.72%          11.91%          14.04%          23.99%


(a)Based on average shares outstanding effective year ended September 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights (CONTINUED)

                                                                                      CLASS B
                                                                      ---------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                                      ---------------------------------------
                                                                         2002       2001      2000    1999(D)
                                                                      ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........                          $22.62     $19.96    $21.23    $23.54
                                                                      ---------------------------------------
Income from investment operations:
 Net investment income(a) ...................                              --        .06       .06       .04
 Net realized and unrealized gains (losses) .                             .88       2.69       .39     (2.24)
                                                                      ---------------------------------------
Total from investment operations ............                             .88       2.75       .45     (2.20)
                                                                      ---------------------------------------
Less distributions from:
 Net investment income ......................                            (.02)      (.09)     (.05)     (.11)
 Net realized gains .........................                            (.73)        --     (1.67)       --
                                                                      ---------------------------------------
Total distributions .........................                            (.75)      (.09)    (1.72)     (.11)
Net asset value, end of year ................                          $22.75     $22.62    $19.96    $21.23
                                                                      =======================================

Total return(b) .............................                           3.78%     13.77%     2.38%   (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............                         $45,522     $4,934    $1,684    $1,477
Ratios to average net assets:
 Expenses ...................................                           1.93%      2.00%     2.13%  1.98%(c)
 Net investment income (loss) ...............                          (.06)%       .24%      .27%   .24%(c)
Portfolio turnover rate .....................                           5.67%     18.72%    11.91%    14.04%


(a)Based on average shares outstanding.
(b)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)Annualized.
(d)For the period January 1, 1999 (effective date) to September 30, 1999.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights (CONTINUED)

                                                                                        CLASS C
                                                       ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                       ------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
                                                       ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........           $22.60          $19.92          $21.19          $21.45          $26.85
                                                       ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................              .01             .05             .06             .03              --
 Net realized and unrealized
 gains (losses) .............................              .86            2.70             .39            1.75           (2.20)
                                                       ------------------------------------------------------------------------
Total from investment operations ............              .87            2.75             .45            1.78           (2.20)
Less distributions from:
 Net investment income ......................             (.02)           (.07)           (.05)           (.05)             --
 Net realized gains .........................             (.73)             --           (1.67)          (1.99)          (3.20)
                                                       ------------------------------------------------------------------------
Total distributions .........................             (.75)           (.07)          (1.72)          (2.04)          (3.20)
Net asset value, end of year ................           $22.72          $22.60          $19.92          $21.19          $21.45
                                                       ========================================================================

Total return(b) .............................            3.72%          13.78%           2.38%           7.69%         (9.48)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............          $94,734         $32,074         $23,870         $40,544         $43,790
Ratios to average net assets:
 Expenses ...................................            1.85%           1.99%           2.07%           1.98%           1.94%
 Net investment income (loss) ...............             .02%            .23%            .30%            .11%          (.05)%
Portfolio turnover rate .....................            5.67%          18.72%          11.91%          14.04%          23.99%


(a)Based on average shares outstanding effective year ended September 30, 1999.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights (CONTINUED)

                                                                     CLASS R
                                                                  -------------
                                                                  PERIOD ENDED
                                                                  SEPTEMBER 30,
                                                                     2002(d)
                                                                  -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........                       $24.67
                                                                     --------
Income from investment operations:
 Net investment income(a) .....................                          .11
 Net realized and unrealized losses ...........                        (1.85)
                                                                     --------
Total from investment operations ..............                        (1.74)
Less distributions from net investment income .                         (.09)
                                                                     --------
Net asset value, end of period ................                       $22.84
                                                                     ========

Total return(b) ...............................                      (7.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............                       $1,774
Ratios to average net assets:
 Expenses .....................................                     1.41%(c)
 Net investment income ........................                      .46%(c)
Portfolio turnover rate .......................                        5.67%


(a)Based on average shares outstanding.
(b)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)Annualized.
(d)For the period January 2, 2002 (effective date) to September 30, 2002.

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002


                                             SHARES       VALUE
------------------------------------------------------------------
 COMMON STOCKS 96.8%
 COMMERCIAL SERVICES .8%
 ABM Industries Inc. .................       286,000    $4,032,600
 Wallace Computer Services Inc. ......        51,000       900,150
                                                        ----------
                                                         4,932,750
                                                        ----------
 CONSUMER DURABLES 5.1%
 Leggett & Platt Inc. ................       848,100    16,783,899
 Russ Berrie & Co. Inc. ..............       537,700    16,136,377
                                                        ----------
                                                        32,920,276
                                                        ----------
 CONSUMER NON-DURABLES 7.5%
 Alberto-Culver Co., A ...............       623,100    28,724,910
 Lancaster Colony Corp. ..............       171,900     7,240,428
 Philip Morris Cos. Inc. .............        81,500     3,162,200
 Superior Uniform Group Inc. .........       260,900     2,935,125
 Universal Corp. .....................       177,600     6,228,432
                                                        ----------
                                                        48,291,095
                                                        ----------
 ELECTRONIC TECHNOLOGY 4.7%
 Cohu Inc. ...........................       388,400     4,388,920
 Diebold Inc. ........................       777,800    25,605,176
                                                        ----------
                                                        29,994,096
                                                        ----------
 ENERGY MINERALS .6%
 Royal Dutch Petroleum Co., N.Y. shs .        89,700     3,603,249
                                                        ----------
 FINANCE 13.8%
 Mercantile Bankshares Corp. .........       474,950    18,128,841
 National Commerce Financial Corp. ...       848,300    21,249,915
 State Street Corp. ..................       249,200     9,629,088
 TrustCo Bank Corp. NY ...............       668,121     7,067,384
 U.S. Bancorp ........................       136,903     2,543,658
 Washington Mutual Inc. ..............       840,450    26,448,962
 Wilmington Trust Corp. ..............       139,400     4,031,448
                                                        ----------
                                                        89,099,296
                                                        ----------
 GOVERNMENT SPONSORED CORPORATION 3.9%
 Fannie Mae ..........................       422,800    25,173,512
                                                        ----------
 HEALTH TECHNOLOGY 7.2%
 Becton, Dickinson & Co. .............       346,700     9,846,280
 Hillenbrand Industries Inc. .........       250,000    13,575,000
 Pall Corp. ..........................       268,200     4,234,878
+West Pharmaceutical Services Inc. ...       879,200    18,832,464
                                                        ----------
                                                        46,488,622
                                                        ----------
 INSURANCE - BROKER SERVICES 2.6%
 Arthur J. Gallagher & Co. ...........       677,000    16,688,050
                                                        ----------
 INSURANCE - LIFE/HEALTH 2.6%
 AFLAC Inc. ..........................       550,600    16,897,914
                                                        ----------

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2002  (CONT.)


                                                SHARES      VALUE
--------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MULTI-LINE INSURANCE 5.8%
   American International Group Inc. ....       466,877 $ 25,538,172
   Old Republic International Corp. .....       405,000   11,493,900
                                                        ------------
                                                          37,032,072
                                                        ------------
   NON-ENERGY MINERALS 1.9%
   Nucor Corp. ..........................       327,100   12,397,090
                                                        ------------
   PROCESS INDUSTRIES 4.7%
   Bemis Co. Inc. .......................       174,300    8,610,420
   Brady Corp., A .......................       200,600    6,459,320
   Donaldson Co. Inc. ...................       175,600    6,028,348
   Myers Industries Inc. ................       734,330    9,201,155
                                                        ------------
                                                          30,299,243
                                                        ------------
   PRODUCER MANUFACTURING 23.3%
   Baldor Electric Co. ..................       300,766    5,744,631
   Carlisle Cos. Inc. ...................       226,000    8,289,680
   CIRCOR International Inc. ............       220,300    2,952,020
   Dover Corp. ..........................       497,400   12,624,012
   General Electric Co. .................     1,015,800   25,039,470
   Graco Inc. ...........................       644,425   15,981,740
   Kaydon Corp. .........................       314,800    6,308,592
   Roper Industries Inc. ................       859,200   29,642,400
   Superior Industries International Inc.       547,000   25,752,760
   Teleflex Inc. ........................       392,400   17,885,592
                                                        ------------
                                                         150,220,897
                                                        ------------
   PROPERTY-CASUALTY INSURANCE 2.6%
   Mercury General Corp. ................       157,800    6,753,840
   RLI Corp. ............................       189,762   10,180,731
                                                        ------------
                                                          16,934,571
                                                        ------------
   RETAIL TRADE 6.1%
   Family Dollar Stores Inc. ............       994,600   26,734,848
   Fresh Brands Inc. ....................       184,900    2,755,010
   Limited Brands Inc. ..................       666,410    9,556,319
                                                        ------------
                                                          39,046,177
                                                        ------------
   TECHNOLOGY SERVICES 3.6%
   Reynolds & Reynolds Co., A ...........     1,040,800   23,355,552
                                                        ------------
   TOTAL COMMON STOCKS
   (COST $587,210,251) ..................                623,374,462
                                                        ------------
(a)SHORT TERM INVESTMENTS (COST $17,595,811) 2.7%
   Franklin Institutional Fiduciary Trust
   Money Market Portfolio ...............    17,595,811   17,595,811
                                                        ------------
   TOTAL INVESTMENTS
   (COST $604,806,062) 99.5% ............                640,970,273
   OTHER ASSETS, LESS LIABILITIES .5% ...                  3,210,419
                                                        ------------
   TOTAL NET ASSETS 100.0% ..............               $644,180,692
                                                        ============



(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.
(+)The Investment Company Act of 1940 defines "affiliated companies" as investment in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at September 30, 2002 were $18,832,464.

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002


   Assets:
    Investments in securities:
     Cost .......................   $604,806,062
                                    ============
     Value ......................    640,970,273
    Receivables:
     Capital shares sold ........      4,463,433
     Dividends ..................        944,428
                                    ------------
         Total assets ...........    646,378,134
                                    ------------
   Liabilities:
    Payables:
     Capital shares redeemed ....        755,772
     Affiliates .................        986,418
     Shareholders ...............        436,231
    Other liabilities ...........         19,021
                                    ------------
         Total liabilities ......      2,197,442
                                    ------------
   Net assets, at value .........   $644,180,692
                                    ============
   Net assets consist of:
    Undistributed net
    investment income ...........   $    640,966
    Net unrealized appreciation .     36,164,211
    Accumulated net
        realized gain ...........      1,389,326
    Capital shares ..............    605,986,189
                                    ------------
   Net assets, at value .........   $644,180,692
                                    ============

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (CONT.)


   CLASS A:
    Net asset value per share
   ($502,150,212 / 21,960,984
    shares outstanding)* ........................   $   22.87
                                                    =========
    Maximum offering price per share
   ($22.87 / 94.25%) ............................   $   24.27
                                                    =========
   CLASS B:
    Net asset value and maximum
    offering price per share
    ($45,522,125 / 2,001,412
    shares outstanding)* ........................   $   22.75
                                                    =========
   CLASS C:
    Net asset value per share
   ($94,734,358 / 4,169,598
    shares outstanding)* ........................   $   22.72
                                                    =========
    Maximum offering price per share
   ($22.72 / 99.00%) ............................   $   22.95
                                                    =========
   CLASS R:
    Net asset value and maximum
    offering price per share
    ($1,773,997 / 77,682 shares outstanding)* ...   $   22.84
                                                    =========


*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002


   Investment Income:
    Dividends ...............................   $  9,698,339
                                                -------------
   Expenses:
    Management fees (Note 3) ................      3,706,864
    Distribution fees (Note 3)
     Class A ................................      1,990,616
     Class B ................................        210,231
     Class C ................................        581,910
     Class R ................................          2,536
    Transfer agent fees (Note 3) ............        679,295
    Accounting fees (Note 3) ................         40,000
    Custodian fees ..........................          5,500
    Reports to shareholders .................         38,249
    Registration and filing fees ............        103,225
    Professional fees .......................         31,000
    Trustees' fees and expenses .............         27,564
    Other ...................................         36,827
                                                -------------
         Total expenses .....................      7,453,817
                                                -------------
          Net investment income .............      2,244,522
                                                -------------
   Realized and unrealized gains (losses):
    Net realized gain (loss) from:
     Investments ............................      3,733,938
     Foreign currency transactions ..........           (218)
                                                -------------
         Net realized gain ..................      3,733,720
                                                -------------
   Net unrealized depreciation on investments    (33,737,205)
                                                -------------
   Net realized and unrealized loss .........    (30,003,485)
                                                -------------
   Net decrease in net assets resulting
    from operations .........................   $(27,758,963)
                                                =============

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2002 AND 2001


                                                 2002            2001
                                            -------------------------------
   Increase (decrease) in net assets:
    Operations:
     Net investment income ..............   $   2,244,522    $   2,350,403
     Net realized gain
     from investments ...................       3,733,720       12,707,613
     Net unrealized appreciation
     (depreciation) on investments ......     (33,737,205)      23,224,379
                                            -------------------------------
         Net increase (decrease)
         in net assets resulting
         from operations ................     (27,758,963)      38,282,395
   Distributions to shareholders from:
    Net investment income:
     Class A ............................      (1,870,570)      (2,477,221)
     Class B ............................          (5,997)         (11,145)
     Class C ............................         (28,958)         (77,403)
     Class R ............................          (3,601)
    Net realized gains:
     Class A ............................      (9,699,747)              --
     Class B ............................        (189,972)              --
     Class C ............................      (1,121,855)              --
                                            -------------------------------
   Total distributions to shareholders ..     (12,920,700)      (2,565,769)
   Capital share transactions: (Note 2)
     Class A ............................     231,771,186        2,727,514
     Class B ............................      45,943,976        3,175,941
     Class C ............................      70,791,354        5,579,653
     Class R ............................       2,029,260               --
                                            -------------------------------
   Total capital share transactions .....     350,535,776       11,483,108
         Net increase in net assets .....     309,856,113       47,199,734
   Net assets:
    Beginning of year ...................     334,324,579      287,124,845
                                            -------------------------------
    End of year .........................   $ 644,180,692    $ 334,324,579
                                            ===============================
   Undistributed net investment income
   included in net assets:
    End of year .........................   $     640,966    $     294,132
                                            ==============================

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks to provide growth and income.
The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

At September 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                     YEAR ENDED SEPTEMBER 30,
                                    ----------------------------------------------------------
                                              2002                           2001
                                    ----------------------------------------------------------
CLASS A SHARES:                        SHARES         AMOUNT         SHARES         AMOUNT
                                    ----------------------------------------------------------
Shares sold .................       13,615,697    $ 352,391,850     3,023,362    $ 70,543,555
Shares issued on reinvestment
of distributions ............          418,764        9,986,138        91,931       2,104,858
Shares redeemed .............       (5,165,000)    (130,606,802)   (3,091,185)    (69,920,899)
                                    ----------------------------------------------------------
Net increase ................        8,869,461    $ 231,771,186        24,108    $  2,727,514
                                    ==========================================================


                                                     YEAR ENDED SEPTEMBER 30,
                                    ----------------------------------------------------------
                                              2002                           2001
                                    ----------------------------------------------------------
CLASS B SHARES:                        SHARES         AMOUNT         SHARES         AMOUNT
                                    ----------------------------------------------------------
Shares sold .................        1,986,484     $ 50,990,326        152,258    $ 3,588,205
Shares issued on reinvestment
of distributions ............            7,328          173,004            411          9,541
Shares redeemed .............         (210,499)      (5,219,354)       (18,930)      (421,805)
                                    ----------------------------------------------------------
Net increase ................        1,783,313     $ 45,943,976        133,739    $ 3,175,941
                                    ==========================================================


                                                     YEAR ENDED SEPTEMBER 30,
                                    ---------------------------------------------------------
                                              2002                           2001
                                    ---------------------------------------------------------
CLASS C SHARES:                        SHARES         AMOUNT         SHARES         AMOUNT
                                    ---------------------------------------------------------
Shares sold .................        3,386,665    $ 86,464,439       576,158     $ 13,515,889
Shares issued on reinvestment
of distributions ............           45,202       1,065,878         3,033           68,840
Shares redeemed .............         (681,573)    (16,738,963)     (358,336)      (8,005,076)
                                    ---------------------------------------------------------
Net increase ................        2,750,294    $ 70,791,354       220,855     $  5,579,653
                                    =========================================================

                                           PERIOD ENDED
                                       SEPTEMBER 30, 2002(A)
                                    --------------------------
CLASS R SHARES:                       SHARES         AMOUNT
                                    --------------------------
   Shares sold .................       86,769      $ 2,259,244
   Shares issued on reinvestment
   of distributions ............          139            3,560
   Shares redeemed .............       (9,226)        (233,544)
                                    --------------------------
   Net increase ................       77,682      $ 2,029,260
                                    ==========================

(a)Effective date of Class R shares was January 2, 2002.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisory Services, LLC (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       -------------------------------------------------------------
         .750%    First $500 million
         .625%    Over $500 million, up to and including $1 billion
         .500%    In excess of $1 billion

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Fund also pays accounting fees to Advisory Services.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .50%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $2,200,806 and $70,724, respectively.

The Fund paid transfer agent fees of $679,295 of which $581,061 was paid to Investor Services.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At September 30, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

   Cost of investments             $ 606,239,674
                                   --------------
   Unrealized appreciation            82,371,565
   Unrealized depreciation           (47,640,966)
                                   --------------
   Net unrealized appreciation     $  34,730,599
                                   ==============

   Undistributed ordinary income   $     640,966
   Undistributed long term
   capital gains                       2,823,156
                                   --------------
   Distributable earnings          $   3,464,122
                                   ==============

The tax character of distributions paid during the year ended September 30, 2002, was substantially the same for financial statement and tax purposes.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At September 30, 2002, the Fund had deferred currency losses occurring subsequent to October 31, 2001 of $218. For tax purposes, such losses will be reflected in the year ending September 30, 2003.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2002, aggregated $354,524,298 and $27,950,241 respectively.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN MANAGED TRUST:

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits proved a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 1, 2002

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2002.

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $3,387,206 as a capital gain dividend for the fiscal year ended September 30, 2002.

BOARD MEMBERS AND OFFICERS

The name, age and address of the Fund's board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT TRUSTEES                                        NUMBER OF
                                                            PORTFOLIOS IN FUND
                                            LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION    TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (78)
One Franklin Parkway
San Mateo, CA 94403-1906        Trustee     Since 1986              5           Director, Unity Mutual Life Insurance Company.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
Company (insurance and annuities) (until 1996); Chief Executive Officer National Benefit Life Insurance Co. (insurance) (1963-1982);
and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
BURTON J. GREENWALD (72)
One Franklin Parkway
San Mateo, CA 94403-1906        Trustee     Since 2001              8           Director, Fiduciary Emerging Markets Bond
                                                                                Fund PLC and Fiduciary International
                                                                                Ireland Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, Management Consultants to the Financial Services Industry.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (72)
One Franklin Parkway
San Mateo, CA 94403-1906        Trustee     Since 1986             11           None

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)              Trustee     Since 1986             11           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of
the Board, Carolace Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------




INTERESTED BOARD MEMBERS AND OFFICERS                           NUMBER OF
                                                            PORTFOLIOS IN FUND
                                            LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION    TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (77)       Trustee,    Trustee and             16          None
One Parker Plaza, 9th Floor     President   President
Fort Lee, NJ 07024              and Chief   since 1986 and
                                Executive   Chief Executive
                                Officer-    Officer-
                                Investment  Investment
                                Management  Management since
                                            October 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client Group, Inc.; President, Franklin Advisory Services,
LLC.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)            Vice        Since 1991      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)         Vice        Since 1995      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)           Senior Vice Since October   Not Applicable      None
500 East Broward Blvd.          President   2002
Suite 2100 Fort Lauderdale,     and Chief
FL 33394-3091                   Executive
                                Officer-
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC, and officer of some of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                            NUMBER OF
                                                            PORTFOLIOS IN FUND
                                            LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION    TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)              Vice        Since 2000      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)           Vice        Since 2000      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney,
Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (62)     Vice        Since 1991      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)          Vice        Since May 2002  Not Applicable      Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                  President                                       and Lingnan Foundation
Rockefeller Center              - AML
New York, NY 10048-0772         Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 38 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)       Treasurer   Treasurer since Not Applicable      None
One Franklin Parkway            and Chief   2000 and Chief
San Mateo, CA 94403-1906        Financial   Financial
                                Officer     Officer since
                                            September 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

28

                                                            NUMBER OF
                                                            PORTFOLIOS IN FUND
                                            LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION    TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)          Vice        Since 2000      Not Applicable      None
One Franklin Parkway            President
San Mateo, CA 94403-1906        and
                                Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
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

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

--------------------------------------------------------------------------------
The statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

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LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund


Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)


TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust(9)


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02





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[LOGO GRAPHIC OMITTED]
FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
------------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

ANNUAL REPORT
FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER
Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Rising Dividends Fund prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 A2002 11/02         [LOGO GRAPHIC OMITTED]      Printed on recycled paper